EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-19	15-Jan-19	15-Feb-19
To	31-Jan-19	15-Feb-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$40,273,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,001,522.75
Series Nominal Liquidation Amount	213,941,189.42

Required Participation Amount	$213,941,189.42
Excess Receivables	$186,842,818.17

Total Collateral	400,784,007.59

Collateral as Percent of Notes	77.82%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,463,583,065.35
Total Principal Collections	($2,192,096,002.82)
Investment in New Receivables	$2,114,831,419.62
Receivables Added for Additional Accounts	$0.00
Repurchases	($63,110,182.35)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($717,028,827.66)
Less Servicing Adjustment	($1,738,995.31)

Ending Balance	$5,604,440,476.83

SAP for Next Period	7.15%

Average Receivable Balance	$5,789,899,578.64
Monthly Payment Rate	37.86%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$23,251,344.76
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$23,251,344.76

Series Allocation Percentage at Month-End	7.15%
Floating Allocation Percentage at Month-End	76.70%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	257,500,000.00
Payout	—
Additions	85,833,333.33

Ending Balance	343,333,333.33

Distributions to Investors
A1 Days	31
A1 LIBOR	2.508940%
A1 Applicable Margin	0.310000%

	2.818940%

	Actual	Per $1000
Interest A	1,250,121.59	2.43
Principal A	—	—

		2.43
Total Due Investors	1,250,121.59
Servicing Fee	304,805.70

Excess Cash Flow	(279,517.14)

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.94%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		35.87%